3. Loans (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	9.00%
Percentage of single-family residential loans in Bank's loan portfolio	39.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	7.00%
Percentage of commercial real estate loans in Bank's loan portfolio	35.00%
Percentage of commercial loans in Bank's loan portfolio	12.00%
Accruing impaired loans	$ 25,600	$ 27,600
Interest income recognized on accruing impaired loans	1,300	1,300
TDR loan amounts	15,000	21,900
Amount of performing TDR loans included	$ 1,400	$ 355